COLONIAL HIGH YIELD MUNICIPAL FUND    SEMIANNUAL REPORT

May 31, 1998



NOT FDIC
INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

                  COLONIAL HIGH YIELD MUNICIPAL FUND HIGHLIGHTS
                         DECEMBER 1, 1997 - MAY 31, 1998

INVESTMENT OBJECTIVE: Colonial High Yield Municipal Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium-to lower-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "We entered this period with the portfolio structured to benefit from declining interest rates. Though stronger-than-expected economic growth in the first quarter of 1998 resulted in some interest rate volatility, rates did decline modestly from the beginning of the period to the end. In this environment, your Fund provided solid returns."
                                                               -- Maureen Newman

                 Colonial High Yield Municipal Fund Performance

                                                                CLASS A         CLASS B         CLASS C
     Inception dates                                            9/1/94          6/8/92          8/1/97

     Six-month distributions declared per share(1)           $     0.285     $     0.246     $     0.254

     SEC yields on 5/31/98(2)                                      4.64%           4.11%           4.26%

     Taxable-equivalent SEC yields(3)                              7.68%           6.80%           7.05%

     Six-month total returns, assuming reinvestment                4.44%           4.05%           4.13%
     of all distributions and no sales charge or
     contingent deferred sales charge (CDSC)

     Net asset value per share on 5/31/98                    $    10.51      $    10.51      $    10.51


                        QUALITY BREAKDOWN (as of 5/31/98)

     AAA ................               7.3%
     AA .................               4.5%
     A ..................              12.3%
     BBB ................              28.1%
     BB .................               3.6%
     B ..................               0.7%
     Non-rated ..........              43.4%
     Cash and equivalents               0.1%

Quality weightings are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality weightings in the future.


(1) A portion of the Fund's income may be subject to the alternative minimum tax.

(2) The 30-day SEC yields on May 31, 1998 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 4.11%.

(3) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

(4) Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                          (PHOTO OF STEPHEN E. GIBSON)

In June 1998, Harold Cogger retired as president of Colonial High Yield Municipal Fund's Board of Trustees. I would like to take this opportunity to thank him for his guidance over the past few years and to wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial High Yield Municipal Fund for the six-month period ended May 31, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, with its potential to slow U.S. economic growth, and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw something they liked. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt market in which the Fund invests followed a similar pattern. In addition to the trends mentioned above, supply and demand factors contributed toward rising and declining prices during the period. While the environment was a challenging one for municipal bond fund managers, the Fund posted favorable returns relative to its peers over the six-month period. The following portfolio management report expands on these issues, provides details on the Fund's strategies and performance, and offers some insight for the investment period ahead.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial High Yield Municipal Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial High Yield Municipal Fund and for giving us the opportunity to serve your investment needs.

Respectfully,


/S/ Stephen E. Gibson
Stephen E. Gibson
President
July 10, 1998

Because market and economic conditions change, there can be no assurance that the trends discussed above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

MAUREEN NEWMAN is portfolio manager of Colonial High Yield Municipal Fund and is vice president of Colonial Management Associates, Inc. The following is a discussion of the Fund's performance for the six-month period ended May 31, 1998.

ECONOMIC AND MARKET FACTORS VARIED DURING THE PERIOD

Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve changed several times during the period. Uncertainty about the ability of the U.S. economy to continue to grow, without igniting inflation, caused bond prices to alternately rise and decline for much of period. However, by the end of the period, bond prices finished above the levels of early December.

The tax-exempt bond market experienced price volatility similar to that of the Treasury bond market. Lower interest rates helped increase the supply of municipal bonds, as issuers refunded higher coupon debt and financed new projects as well. The high level of supply caused municipal bonds to underperform Treasury bonds in the early months of 1998. As the yields on municipal bonds became increasingly attractive relative to Treasury bonds, ensuing demand helped push prices higher toward the end of the period.

For the six-month period, the Fund generated a total return of 4.44% for Class A shares, based on net asset value. This compares favorably with the performance of the Fund's Lipper peer group average with a total return of 3.99% for the same period.(1)

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES

Based on our long-term outlook for low inflation and modest economic growth, we structured the Fund to take advantage of a potential decline in interest rates. As interest rates fell, two factors in particular contributed positively toward the Fund's performance during the period: refunding and our duration management strategy.

The refunding of some of our non-rated and lower-quality callable bonds helped boost the Fund's value during the period. As rates fall, issuers seeking to take advantage of lower rates may "refund" their bonds. In doing so, new bonds are issued and their proceeds are used to buy Treasury bonds with cash flows targeted to pay the debt service on the refunded bonds. Since Treasury bonds now back the original bonds, the credit rating of those bonds can be upgraded to AAA. This generally increases the value of the bonds.

Duration management is a tool designed to help predict and control the degree to which a fund's share price will fluctuate in response to a change in interest rates. It takes into account a variety of factors, including the maturity of the bonds held in the portfolio. In general, the longer a fund's duration, the more movement you would expect in its share price. By maintaining a duration that was slightly longer than that of the competition, your Fund's share price appreciated when interest rates fell during the period.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT

Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should help keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue U.S. government securities. This could help create higher demand for alternative fixed-income investments, including municipal bonds.

We will continue to de-emphasize investments in highly cyclical industries like steel and airlines, which tend to underperform when growth rates decline. On the other hand, we intend to increase our holdings related to basic services such as schools and hospitals. These sectors tend to maintain their value better in an economic downturn. Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we do anticipate some variability in interest rates in the months to come. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.



(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper High Yield Municipal Debt Funds Category. The Fund's Class A share ranking is in the first quartile for the six-month period (ranked 8 out of 50 funds) and in the second quartile for the one-year period (18 out of 47 funds). Lipper does not rank the Fund's Class A shares for periods longer than three years.

            COLONIAL HIGH YIELD MUNICIPAL FUND INVESTMENT PERFORMANCE
                  VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                Change in Value of $10,000 from 6/30/92 - 5/31/98
                     Based on NAV and POP for Class A Shares


                                    (GRAPH)




                Label               A                         B
--------------------------------------------------------------------
Label
1               Lehman Brothers     Nav
2              $10,000                   $10,000
3               10,300                    10,251.34         $ 9,764 A
4               10,200                    10,194.34           9,710 A
5               10,266                    10,227.46           9,742 A
6               10,165                    10,179.73           9,696 A
7               10,347                    10,263.83           9,776 A
8               10,453                    10,368.82           9,876 A
9               10,575                    10,433.26           9,938 A
10              10,957                    10,652.64          10,147 A
11              10,841                    10,624.52          10,120 A
12              10,950                    10,710.79          10,202 A
13              11,012                    10,745.3           10,235 A
14              11,196                    10,874.46          10,358 A
15              11,211                    10,909.07          10,391 A
16              11,444                    11,102.97          10,576 A
17              11,575                    11,202.26          10,670 A
18              11,597                    11,237.94          10,704 A
19              11,494                    11,186.7           10,655 A
20              11,737                    11,261.29          10,726 A
21              11,871                    11,369.42          10,829 A
22              11,564                    11,226.66          10,693 A
23              11,093                    10,850.82          10,335 A
24              11,187                    10,826.84          10,313 A
25              11,284                    10,901.7           10,384 A
26              11,215                    10,921.84          10,403 A
27              11,420                    11,076.86          10,551 A
28              11,460                    11,097.48          10,570 A
29              11,292                    11,023             10,500 N
30              11,091                    10,904             10,386 N
31              10,891                    10,748             10,238 N
32              11,130                    10,905             10,387 N
33              11,449                    11,166             10,636 N
34              11,782                    11,441             10,898 N
35              11,917                    11,577             11,027 N
36              11,931                    11,596             11,045 N
37              12,312                    11,910             11,345 N
38              12,204                    11,881             11,317 N
39              12,320                    11,960             11,392 N
40              12,476                    12,074             11,501 N
41              12,555                    12,202             11,622 N
42              12,737                    12,378             11,790 N
43              12,949                    12,605             12,006 N
44              13,073                    12,747             12,141 N
45              13,172                    12,803             12,195 N
46              13,083                    12,761             12,154 N
47              12,916                    12,615             12,016 N
48              12,879                    12,619             12,020 N
49              12,874                    12,755             12,024 N
50              13,015                    12,624             12,149 N
51              13,132                    12,822             12,213 N
52              13,129                    12,865             12,254 N
53              13,313                    13,010             12,392 N
54              13,463                    13,157             12,532 N
55              13,710                    13,344             12,711 N
56              13,652                    13,322             12,689 N
57              13,678                    13,352             12,718 N
58              13,804                    13,486             12,845 N
59              13,619                    13,379             12,743 N
60              13,734                    13,459             12,820 N
61              13,940                    13,621             12,974 N
62              14,089                    13,782             13,127 N
63              14,479                    14,109             13,438 N
64              14,343                    14,040             13,373 N
65              14,513                    14,203             13,529 N
66              14,607                    14,312             13,632 N
67              14,693                    14,405             13,721 N
68              14,907                    14,652             13,956 N
69              15,061                    14,859             14,153 N
70              15,065                    14,870             14,164 N
71              15,079                    14,880             14,174 N
72              15,011                    14,834             14,130 N
73      5/30/98 15,248                    15,044             14,330 N











                          VALUE OF A $10,000 INVESTMENT
                           MADE ON 6/30/92 AT 5/31/98

--------------------------------------------------------------------------------
         CLASS A                    CLASS B                    CLASS C
      NAV        POP           NAV         w/CDSC          NAV       w/CDSC
--------------------------------------------------------------------------------
   $15,044     $14,330       $14,630       $14,530      $14,648      $14,648
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 5/31/98

--------------------------------------------------------------------------------
                    CLASS A SHARES        CLASS B SHARES      CLASS C SHARES
INCEPTION               9/1/94               6/8/92               8/1/97
                     NAV     POP          NAV    w/CDSC       NAV    w/CDSC
--------------------------------------------------------------------------------
1 YEAR             10.45%    5.21%       9.63%    4.63%       9.77%    8.77%
--------------------------------------------------------------------------------
5 YEARS             6.96     5.93        6.37     6.05        6.39     6.39
--------------------------------------------------------------------------------
LIFE                7.27     6.40        6.77     6.65        6.79     6.79
--------------------------------------------------------------------------------

Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value
(NAV) returns do not include sales charges or contingent deferred sales charges
(CDSC). Public offering price (POP) returns include the maximum sales charges of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years and 1% since inception for Class B and 1% for one year for Class C shares. Past performance cannot predict future results.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A and Class C shares (newer class shares) performance information includes returns of the Fund's Class B shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B and the newer class shares.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and it is not possible to invest in an index.

                                                 INVESTMENT PORTFOLIO
                                         MAY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.2%                                                   PAR                            VALUE
-----------------------------------------------------------------------------------------------------------------------
EDUCATION - 2.3%
 EDUCATION - 1.0%
 MI Southfield Economic Development Corp.,
  Lawrence Tech University,
  Series 1998-A,
                         5.400%                02/01/18                             $    1,000                   $  996
 NM Santa Fe,  College of
  Santa Fe, Series 1998-A,
                         5.500%                10/01/28                                    250                      249
 VT State Educational & Health Buildings
  Finance Agency, Norwich University,
  Series 1998,
                         5.750%                07/01/13                                    600                      617
                                                                                                        --------------
                                                                                                                1,862
                                                                                                        --------------

 STUDENT LOANS - 1.3%
 OH Cincinnati Student Loan Funding
  Corp., Series B,
                         6.750%                01/01/07                                  2,450                    2,603
                                                                                                        --------------

-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 18.4%
 HEALTH SERVICES - 0.2%
  IL State Health Facilities Authority,
   Midwest Physician Group, Ltd.,
   Series 1998,
                         5.500%                11/15/19                                    325                      316
                                                                                                        --------------

 HOSPITALS - 8.2%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare, Series 1989,
                        11.000%                10/01/19                                    295                      301
 CO State Health Care Facilities Authority,
  National Jewish Medical & Research Center,
  Series 1998,
                         5.375%                01/01/23                                    830                      812
 CT State Health & Educational
  Facilities Authority, Hospital for
  Special Care, Series B,
                         5.375%                07/01/17                                    500                      494
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991-A,
                         9.750%                05/01/21 (a)                              1,500                      975


                                                           7

                                         Investment Portfolio/May 31, 1998
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                            PAR                     VALUE
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
 HOSPITALS - CONT.
 IL State Health Facilities Authority,
  Thorek Hospital & Medical Center,
                         5.375%               08/15/28                             $      500                   $  488
 MI Flint Hospital Building Authority,
  Hurley Medical Center,
  Series 1998-A,
                         5.375%               07/01/20                                    625                      611
 MI Tawas City Finance Authority,
  St. Joseph Health System,
  Series 1998-A,
                         5.750%               02/15/23                                    450                      450
 MN Monticello-Big Lake Community
  Hospital District,
                         5.750%               12/01/19                                  1,000                    1,036
 MO State Housing Development Commission,
  Freeman Health Systems,
  Series 1998:
                         5.250%               02/15/18                                    750                      732
                         5.250%               02/15/28                                    500                      482
 MS State Hospital Equipment & Facilities
  Authority, Rush Medical Foundation Project,
                         6.000%               01/01/22                                    500                      519
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                         7.250%               07/01/27                                  2,000                    2,184
 NY State Dormitory Authority,
  Bronx-Lebanon Hospital Center,
  Series 1998-E,
                         5.200%               02/15/14                                  1,000                      998
 OH Marion County,
  Community Hospital,
  Series 1996,
                         6.375%               05/15/11                                  1,000                    1,095
 OH Sandusky County Memorial Hospital,
  Series 1998,
                         5.150%               01/01/10                                    250                      248
 PA Allegheny County Hospital Development,
  Ohio Valley General Hospital,
  Series 1998-A,
                         5.450%               01/01/28                                  1,550                    1,536


                                                           8

                                         Investment Portfolio/May 31, 1998
-----------------------------------------------------------------------------------------------------------------------
 PA Cambria County Hospital Authority,
  Conemaugh Valley Memorial Hospital,
  Series 1988-A,
                         8.875%              07/01/18                             $      165         $  169
 PA Pottsville Hospital Authority,
                         5.625%              07/01/24                                  1,000            994
 TX Denison Hospital Authority,
  Texama Medical Center Project,
                         6.125%              08/15/17                                  1,000          1,053
 VT State Educational & Health
  Buildings Authority,
  Springfield Hospital, Series A,
                         7.750%              01/01/13                                    605            685
                                                                                              --------------
                                                                                                     15,862
                                                                                              --------------

 INTERMEDIATE HEALTH CARE FACILITIES - 1.3%
 IL Champaign,
  Hoosier Care, Inc.,
  Series 1989-A,
                         9.750%              08/01/19                                    485            513
 IN Wabash First Mortgage, Hoosier
  Care, Inc., Series 1989-A,
                         9.750%              08/01/19                                    485            514
 MA State Health & Educational
  Facilities Authority,
  Corporation for Independent Living,
                         8.100%              07/01/18                                    600            677
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
   Series 1992-A,
                         9.750%              08/01/19                                    335            398
   Series 1992-C,
                         9.750%              08/01/19                                    330            393
                                                                                              --------------
                                                                                                      2,495
                                                                                              --------------

 LIFECARE - 2.6%
  CO State Health Care Facilities Authority,
   National Benevolent Association:
   Series 1998-A,
                         5.250%              01/01/27                                    400            388
   Series 1998-B,
                         5.250%              02/01/28                                    750            728


                                                           9

                                         Investment Portfolio/May 31, 1998
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                   PAR                            VALUE
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
 LIFECARE - CONT.
 KY State Economic Development Finance
 Authority, Christian Church Homes of
  Kentucky, Inc.,
  Series 1998,
                         5.500%               11/15/30                             $      800                   $  790
 MN Columbia Heights,
  Crest View Corp.,
  Series 1998,
                         6.000%               03/01/33                                    740                      742
 PA Philadelphia Authority for Industrial
  Development, Baptist Home of Philadelphia,
  Series 1998-A,
                         5.500%               11/15/18                                    530                      524
                         5.600%               11/15/28                                    860                      838
 TN Metropolitan Government,
  Richland Place,
                         5.500%               05/01/23                                    500                      512
 TN Nashville and Davidson County,
  Blakeford at Green Hills, Series 1998,
                         5.650%               07/01/24                                    575                      565
                                                                                                        --------------
                                                                                                                 5,087
                                                                                                        --------------

 NURSING HOME - 6.1%
 DE State Economic Development Authority,
  Churchman Village Project,
  Series A,
                        10.000%               03/01/21                                    740                      896
 DE Sussex County, Healthcare Facility,
  Delaware Health Corporation, Series 1994-A,
                         7.600%               01/01/24                                  1,000                    1,051
 FL Gadsden County Industrial
  Development Authority,
  Florida Properties, Inc., Series 1988-A,
                        10.450%               10/01/18                                    340                      346
 IA State Finance Authority,
  Care Initiatives Project:
  Series 1996,
                         9.250%               07/01/25                                    500                      673
  Series 1998-B,
                         5.750%               07/01/18                                    600                      593
                         5.750%               07/01/28                                  1,475                    1,431
 KS Halstead Industrial Health Care Project,
                        10.250%               08/01/13 (a)                                335                      134
 MA State Industrial Finance Agency,
  GF/Massachusetts, Inc., Series 1994,
                         8.300%               07/01/23                                    980                    1,019


                                                          10

                                         Investment Portfolio/May 31, 1998
-----------------------------------------------------------------------------------------------------------------------

 MI Cheboygan County Economic
  Development Corp.,
  Metro Health Foundation Project,
  Series 1993,
                        10.000%              11/01/22                             $      600                   $  600
 NJ Economic Development Authority
  Geriatric and Medical Service, Inc.,
  Series A,
                        10.500%              05/01/04                                     85                       90
 OH Lucas County,
  Gericare, Inc.,
  Series 1988-B,
                        10.500%              06/01/18                                    295                      310
 PA Chartiers Valley
  Industrial and Commercial Authority
  Beverly Enterprises, Inc., Series 1985,
                        10.000%              06/01/07                                  1,650                    1,700
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
                        10.125%              05/01/19                                    434                      399
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
                         9.000%              08/01/22                                     50                       57
 PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center, Series 1990,
                        10.500%              12/01/10                                    190                      213
 PA Luzerne County Industrial
  Development Authority, Series 1990,
  Millville Nursing Center,
                        10.500%              12/01/12                                    225                      214
 PA Montgomery County Higher Education
  & Health Authority,
  Roslyn-Hatboro, Inc. Project,
                         9.000%              11/15/22                                    300                      240
 TX Kirbyville Health Facilities Development
  Corp.,
  Heartway III Project:
  Series 1997-A,
                        10.000%              03/20/18                                    599                      602
  Series 1997-B,
                                 (b)         03/20/04                                    100                       52
 WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
                         7.100%              02/20/36                                  1,000                    1,156
                                                                                                        --------------
                                                                                                               11,776
                                                                                                        --------------


                                                          11

                                         Investment Portfolio/May 31, 1998
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                             PAR                  VALUE
-----------------------------------------------------------------------------------------------------------------------
HOUSING - 17.9%
 ASSISTED LIVING/SENIOR - 5.2%
 IL Clarendon Hills Residential Facilities,
  Churchill Estate,
  Series 1998-A,
                         6.750%              03/01/24                            $    1,050                    $1,050
                         6.750%              03/01/31                                 1,365                     1,365
 IL State Development Finance Authority,
  Care Institute, Inc.,
                         8.250%              06/01/25                                 2,000                     2,260
 MN Roseville,
  Care Institute, Inc.,
  Series 1993,
                         7.750%              11/01/23                                 1,270                     1,286
 NY Glen Cove Housing Authority,
                         8.250%              10/01/26                                 2,000                     2,215
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
                         8.250%              05/01/23                                   605                       677
 TX Bell County Health Facilities
  Development Corp., Care Institute, Inc.
                         9.000%              11/01/24                                 1,000                     1,156
                                                                                                        --------------
                                                                                                               10,009
                                                                                                        --------------

 MULTI-FAMILY - 7.6%
 FL State Housing Finance Agency,
  Windsong Apartments,
  Series 1993-C,
                         9.250%              01/01/19                                   750                       600
 MN Lakeville,
  Southfork Apartment Project,
  Series 1989-A,
                         9.875%              02/01/20                                   700                       707
 MN Washington County Housing &
  Redevelopment Authority,
  Cottages of Aspen, Series 1992,
                         9.250%              06/01/22                                   495                       549
 MN White Bear Lake,
  Birch Lake Townhomes Project,
  Series 1989-A,
                         9.750%              07/15/19                                   750                       764
 NC Eastern Carolina Regional Housing
  Authority, New River Apartments -
  Jacksonville,
  Series 1994,
                         8.250%              09/01/14                                 1,400                     1,523


                                                          12

                                         Investment Portfolio/May 31, 1998
-----------------------------------------------------------------------------------------------------------------------
 Resolution Trust Corp., Pass
  Through Certificates, Series 1993-A,
                         8.500%              12/01/16 (c)                        $    4,248                    $4,418
 SC State Housing Finance and Development
  Multi-Family Housing Finance Revenue,
  Westbridge Apartments, Series A,
                         9.500%              09/01/20                                   615                       635
 TN Franklin Industrial Board,
  Landings Apartment Project,
  Series 1996-B,
                         8.750%              04/01/27                                 1,800                     1,847
 TX Galveston Health Facilities Center,
  Pass Through Certificates,
                         8.000%              08/01/23                                 1,000                     1,079
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990-A,
                        10.000%              01/01/21                                   500                       513
 WA Vancouver Housing Authority,
  Series I,
                         5.500%              03/01/28                                 2,000                     2,006
                                                                                                        --------------
                                                                                                               14,641
                                                                                                        --------------

 SINGLE FAMILY -  5.1%
 CO Housing Finance Authority,
  Series D-1,
                         7.375%              06/01/26                                 2,000                     2,246
 CO State Housing Finance Authority,
  Series 1997 A-2,
                         7.250%              05/01/27                                   800                       903
 MO State Housing Development Commission,
  Series C,
                         7.250%              09/01/26                                 2,755                     3,095
 NJ State Housing & Mortgage Finance Agency,
  Series 1989-D,
                         7.700%              10/01/29 (d)                               920                       960
 PA State Housing Finance Agency,
  Series 1994-42,
                         6.850%              04/01/25 (d)                             2,435                     2,639
                                                                                                        --------------
                                                                                                                9,843
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------
OTHER  - 11.6%
 OTHER -  3.8%
 IL Bi-State Development Agency,
  American Commercial Lines, Inc.,
                         7.750%              06/01/10                                 2,000                     2,173


                                                          13


                                          Investment Portfolio/May 31, 1998
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                             PAR                  VALUE
------------------------------------------------------------------------------------------------------------------------
OTHER - CONT.
 OTHER - CONT.
 IN Hammond,
  American Maize Products Co.,
  Series 1994,
                          8.000%              12/01/24                            $    2,000                    $2,358
 LA Port of New Orleans Industrial
  Development
  Continental Grain Company, Series 1993,
                          7.500%              07/01/13                                 2,000                     2,212
 MD Baltimore,
  Park Charles Project,
  Series 1986,
                          8.000%              01/01/10                                   620                       675
                                                                                                         --------------
                                                                                                                 7,418
                                                                                                         --------------
 REFUNDED/ESCROWED (e) - 7.8%
 CA Colton Public Financing Authority,
  Series 1995,
                          7.500%              10/01/20                                 1,000                     1,166
 CA San Joaquin Hills Transportation
  Corridor Agency,
  Series 1993,
                     (b)                      01/01/23                                 5,250                     1,483
 CO Denver City and County Airport,
  Series A,
                          8.500%              11/15/23                                    25                        28
 FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
                          8.250%              05/01/24                                 2,000                     2,460
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                          8.400%              02/15/21 (d)                             1,000                     1,214
 IL State Health Facilities Authority,
  Edgewater Medical Center,
  Series A,
                          9.250%              07/01/24                                 2,000                     2,545
 MA State Industrial Finance Agency,
  Series 1990,
                          9.000%              10/01/20                                   920                     1,037
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
  Series 1992-A,
                          9.250%              11/01/12                                   625                       766
 NC Lincoln County, Lincoln
  County Hospital, Series 1991,
                          9.000%              05/01/07                                   295                       355


                                                          14

                                          Investment Portfolio/May 31, 1998
------------------------------------------------------------------------------------------------------------------------

 PA Delaware County Authority,
  Southeastern Pennsylvania Obligated Group,
  Series 1996,
                          6.000%              12/15/26                           $    2,500              $       2,803
 WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993,
                          7.200%              07/01/03                                  170                        185
                          8.025%              07/01/20                                  960                      1,068
                                                                                                         --------------
                                                                                                                15,110
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------
OTHER REVENUE - 19.4%
 CHEMICALS - 4.2%
 SC York County,
  Hoechst Celanese Corp.,
  Series 1994,
                          5.700%              01/01/24 (d)                            1,535                      1,568
 WA Spokane County Industrial Development
  Corp.,
  Kaiser Aluminum & Chemical Corp.
  Project,
                          7.600%              03/01/27                                2,500                      2,844
 WY Sweetwater County,
  FMC Corp. Project,
  Series 1994-A,
                          7.000%              06/01/24                                3,325                      3,705
                                                                                                         --------------
                                                                                                                 8,117
                                                                                                         --------------

 HOTELS - 1.3%
 MN Minneapolis,
  Holiday Inn Metrodome Project,
                          6.000%              12/01/01                                  400                        403
 PA Philadelphia Authority for Industrial
  Development, Doubletree Project,
                          6.500%              10/01/27                                2,000                      2,113
                                                                                                         --------------
                                                                                                                 2,516
                                                                                                         --------------

 INDUSTRIAL -  8.0%
 GA Wayne County Development Authority,
  Solid Waste Disposal, ITT Rayonier
  Inc., Series 1990,
                          8.000%              07/01/15                                  500                        539
 IL State Development Finance Authority,
  Armstrong World Industries, Inc. Project,
                          5.950%              12/01/24                                2,000                      2,202
 IL Will-Kankakee Regional Development
  Authority,
  Flanders Corp. Precisionaire
  Project,
  Series 1997,
                          6.500%              12/15/17                                1,000                      1,024



                                                          15

                                          Investment Portfolio/May 31, 1998
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                             PAR                  VALUE
------------------------------------------------------------------------------------------------------------------------
OTHER REVENUE - CONT.
 INDUSTRIAL - CONT.
 MD Baltimore County,
  Bethlehem Steel Corp. Project, Series B,
                          7.500%              06/01/15                            $    2,000                    $2,243
 MN Brooklyn Park,
  TL Systems Corp.,
  Series 1991,
                         10.000%              09/01/16                                   520                       639
 MN Buffalo,
  Von Ruden Manufacturing, Inc.,
  Series 1989,
                         10.500%              09/01/14                                   760                       820
 OH Cuyahoga County,
  Joy Technologies, Inc.,
  Series 1992,
                          8.750%              09/15/07                                   360                       410
 TN McKenzie Individual Development Board,
  American Lantern Co., Series 1989,
                         10.500%              05/01/16 (a)                               458                       298
 TX Trinity River Authority,
  Texas Instruments Project,
  Series 1996,
                          6.200%              03/01/20                                 2,000                     2,137
 WA Pilchuck Public Development Corp.,
  Goodrich (B.F.) Co. Tramco Project,
  Series 1993,
                          6.000%              08/01/23                                 4,500                     4,650
 WV Weirton Pollution Control, Weirton
  Steel Corp., Series 1989,
                          8.625%              11/01/14                                   500                       529
                                                                                                         --------------
                                                                                                                15,491
                                                                                                         --------------

 OIL AND GAS - 1.0%
 WA Pierce County Economic
  Development Corp.,
  Occidental Petroleum Co.,
                          5.800%              09/01/29                                 2,000                     2,022
                                                                                                         --------------

 PAPER PRODUCTS - 3.3%
 AL Phenix City Industrial Development
  Board,
  Mead Coated Board, Inc.,
  Series 1998 A,
                          5.300%              04/01/27 (d)                               700                       691


                                                          16

                                          Investment Portfolio/May 31, 1998
------------------------------------------------------------------------------------------------------------------------

 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
                          7.500%              01/01/26                           $    1,800                     $1,964
 SC Darlington County,
  Industrial Development Authority,
  Sonoco Products Co. Project,
                          6.125%              06/01/25 (d)                            2,000                      2,124
  Series 1996,
                          6.000%              04/01/26                                1,500                      1,589
                                                                                                         --------------
                                                                                                                 6,368
                                                                                                         --------------
 RECREATION - 0.5%
 NM Red River Sports,
                          6.450%              06/01/07                                1,000                      1,005
                                                                                                         --------------

 RETAIL - 1.1%
 OH Lake County,
  North Madison Properties,
  Series 1993,
                          8.819%              09/01/11                                  545                        626
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                          8.000%              12/01/10                                1,365                      1,532
                                                                                                         --------------
                                                                                                                 2,158
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 4.2%
 RECOVERY - 1.2%
 PA Delaware County Industrial
  Development Authority, Series A,
                          6.200%              07/01/19                                2,225                      2,423
                                                                                                         --------------
 DISPOSAL - 3.0%
 CT State Development Authority,
  New Haven NETCO,
  Series 1996,
                          8.250%              12/01/06                                1,000                      1,055
 CT State Disposal Facility,
  NETCO Waterbury Ltd.,
  Series 1995,
                          9.375%              06/01/16                                1,450                      1,704
 GA Fulton County Development
  Authority, Very, Inc.,
                         10.500%              12/01/07                                  110                        114
 MA State Industrial Finance Agency:
  Massachusetts Environmental Services Inc.,
  Series 1994-A,
                          8.750%              11/01/21 (a)                              980                        735


                                                          17

                                          Investment Portfolio/May 31, 1998
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                        PAR                               VALUE
------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - CONT.
 DISPOSAL - CONT.
 Peabody Monofill Associates, Inc.,
  Series 1995,
                                           9.000%       09/01/05             $ 915                             $ 1,019
 UT Carbon County,
  Laidlaw Environmental, Series A,
                                           7.450%       07/01/17             1,000                               1,111
                                                                                              -------------------------
                                                                                                                 5,738
                                                                                              -------------------------

------------------------------------------------------------------------------------------------------------------------
TAX-BACKED - 6.0%
 LOCAL GENERAL OBLIGATIONS - 1.0%
 CA Roseville Unified High School
 District,
  Series B,
                                           (b)          06/01/20(d)          3,000                                 947
 NY New York City,
  Series 1998 F,
                                           5.000%       08/01/23               600                                 574
 TX Irving Independent School District,
  Series 1997,
                                           (b)          02/15/17(d)          1,190                                 452
                                                                                              -------------------------
                                                                                                                 1,973
                                                                                              -------------------------

 SPECIAL NON-PROPERTY TAX - 1.9%
 IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion,
                                           (b)          06/15/17(d)         6,750                               2,502
 IL State Development Finance Authority,
  City of Marion Project,
  Series 1991,
                                           9.625%       09/15/21             1,175                                 881
 LA Jefferson Parish School Board,
  Series 1998,
                                           (b)          03/01/10               500                                 280
                                                                                              -------------------------
                                                                                                                 3,663
                                                                                              -------------------------

 SPECIAL PROPERTY TAX - 2.6%
 CA Carson, Improvement
  Assessment District,  Series 1992,
                                           7.375%       09/02/22               955                               1,028
 CA Fontana Redevelopment Agency,
  Jurupa Hills Project,
  Series 1997-A,
                                           5.500%       10/01/27               700                                 709


                                                           18

                                          Investment Portfolio/May 31, 1998
--------------------------------------------------------------------------------------------------------------------------
 CA Pleasanton Joint Powers Financing
  Reassurement Subordinated Revenue,
  Series 1993-B,
                                           6.750%       09/02/17             $ 1,780                             $ 1,904
 CA Poway Community Facilities District,
  No. 88-1 Parkway Business Center,
  Series 1998,
                                           6.750%       08/15/15                 575                                 627
 CA Riverside County Public Financing
  Authority
  Redevelopment Projects, Series A,
                                           5.500%       10/01/22                 700                                 709
                                                                                                -------------------------
                                                                                                                   4,977
                                                                                                -------------------------

 STATE APPROPRIATED - 0.5%
 NY State Throughway Authority,
                                           5.000%       04/01/17               1,000                                 966
                                                                                                -------------------------

-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 8.7%
 AIR TRANSPORTATION - 7.0%
 CO Denver City & County Airport,
   United Airlines Inc.,
   Series 1992-A,
                                           6.875%       10/01/32               3,000                               3,259
   Series A,
                                           8.500%       11/15/23                 225                                 249
   Series C,
                                           6.750%       11/15/22                 985                               1,069
   Series D,
                                           7.750%       11/15/21               1,585                               1,763
 IN Indianapolis Airport Authority,
  Federal Express Corp.,
  Series 1994,
                                           7.100%       01/15/17               4,000                               4,504
 OH Toledo-Lucas County Port Authority,
  Series 1998,
                                           5.500%       05/15/20                 590                                 573
 TX Houston Airport System,
  Continental Airline Terminal, Series B,
                                           6.125%       07/15/17               2,000                               2,095
                                                                                                -------------------------
                                                                                                                  13,512
                                                                                                -------------------------
 TOLL FACILITIES - 1.7%
 CA Foothill Eastern Transportation
  Corridor Agency,
  Series 1995-A,
                                           (b)          01/01/15               8,000                               3,263
                                                                                                -------------------------


                                                           19

                                          Investment Portfolio/May 31, 1998
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                     PAR                               VALUE
---------------------------------------------------------------------------------------------------------------------
UTILITY - 9.7%
 INDIVIDUAL POWER PRODUCER - 5.8%
 FL Martin County Industrial
  Development Authority,
  Indiantown Co-generation Project,
  Series 1994-A,
                                           7.875%       12/15/25        $ 1,000                             $ 1,174
 NY New York City Industrial Development
  Agency,
  Brooklyn Navy Yard Partners,
  Series 1997,
                                           5.750%       10/01/36          1,100                               1,112
 NY Port Authority of New York & New
  Jersey,
  KIAC Partners,
  Series 1996 IV,
                                           6.750%       10/01/11          2,000                               2,235
 OH State Water Development Authority,
  Bay Shore Power Project,
  Series 1998-A,
                                           5.875%       09/01/20          1,500                               1,519
 PA Economic Development Finance
  Authority, Colver Project, Series D,
                                           7.150%       12/01/18          3,650                               4,084
 PA State Economic Development Financing
  Authority,
  Northampton Generating,
  Series A,
                                           6.500%       01/01/13          1,000                               1,061
                                                                                           -------------------------
                                                                                                             11,185
                                                                                           -------------------------
 INVESTOR OWNED - 1.8%
 AZ Pima County Industrial Development
  Authority,
  Tucson Electric Power Co.,
  Series A,
                                           6.100%       09/01/25            760                                 785
 NM Farmington,
  San Juan Public Service Co. Project,
  Series D,
                                           6.375%       04/01/22          2,000                               2,145
 OH State Water Development Pollution
  Control Facilities, Pennsylvania
  Power Co.,
                                           8.100%       01/15/20            500                                 532
                                                                                           -------------------------
                                                                                                              3,462
                                                                                           -------------------------
 JOINT POWER AUTHORITY - 0.3%
 MN Southern Minnesota Municipal
  Power Agency, Series 1994-A,
                                           (b)          01/01/25(d)       2,660                                 681
                                                                                           -------------------------

 MUNICIPAL ELECTRIC - 1.1%
 WA Chelan County Public Utilities
  District No. 1,
  Columbia River Rock
  Hydroelectric,
                                           (b)          06/01/14(d)          5,000                               2,209
                                                                                           -------------------------


                                                           20

                                          Investment Portfolio/May 31, 1998
---------------------------------------------------------------------------------------------------------------------
 WATER & SEWER - 0.7%
 LA Public Facilities Authority, Belmont
  Water System,
                                           9.000%       03/15/24          $ 585                               $ 526
 MS Five Lakes Utility District,
                                           8.250%       07/15/24            400                                 320
 NJ State Economic Development
  Authority, Hills Development Co.,
                                          10.500%       09/01/08            400                                 415
                                                                                           -------------------------
                                                                                                              1,261
                                                                                           -------------------------

TOTAL INVESTMENTS  (cost of $178,341) (f)                                                                   190,012
                                                                                           -------------------------
SHORT-TERM OBLIGATIONS - 0.1%
--------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
 NC Craven County Industrial Facilities &
  Pollution Control Financing Authority,
  John Hancock Resource Recovery, Inc.,
                                           4.200%       05/01/11            190                                 190
                                                                                           -------------------------

OTHER ASSETS & LIABILITIES, NET - 1.7%                                                                        3,384
--------------------------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                                       $ 193,586
                                                                                           -------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) This issuer is in default of certain debt covenants. Income is not being accrued.

(b)   Zero coupon bond.

(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the value of these securities amounted to $4,418 or 2.3% of net assets.

(d) These securities, or a portion thereof, with a total market value of $14,849 are being used to collateralize open futures contracts.

(e) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(f)   Cost for federal income tax purposes is $178,359.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1998.

                                                Investment Portfolio/May 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO - CONT.
---------------------------------------------------------------------------------------------------------------------------------
Long futures contracts open at May 31, 1998:

                              Par value                                                                            Unrealized
                              covered by                               Expiration                                 appreciation
     Type                     contracts                                  month                                     at 5/31/98
 --------------------------------------------------------------------------------------------------------------------------------
 Treasury Bond             $  10,400                                      June                                   $ 198
                                                                                                       -------------------------

See notes to financial statements.

                                      STATEMENT OF ASSETS & LIABILITIES
                                           MAY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $178,341)                                                      $190,012
Short-term obligations                                                                         190
                                                                                   ----------------
                                                                                           190,202
Receivable for:
  Interest                                                              $ 3,873
  Investments sold                                                          610
  Fund shares sold                                                          291
  Variation margin on futures                                                26
Other                                                                        38              4,838
                                                                ----------------   ----------------
    Total Assets                                                                           195,040

LIABILITIES
Payable for:
  Distributions                                                             794
  Fund shares repurchased                                                   652
Accrued:
  Deferred Trustees fees                                                      4
Other                                                                         4
                                                                ----------------
    Total Liabilities                                                                        1,454
                                                                                   ---------------

NET ASSETS                                                                                $193,586
                                                                                   ---------------

Net asset value & redemption price per share -
Class A ($58,459/5,560)                                                                     $10.51
                                                                                   ---------------
Maximum offering price per share - Class A
($10.51/0.9525)                                                                             $11.03(a)
                                                                                   ---------------
Net asset value & offering price per share -
Class B ($134,313/12,773)                                                                   $10.51(b)
                                                                                   ---------------
Net asset value & offering price per share -
Class C ($814/78)                                                                           $10.51(b)
                                                                                   ---------------

COMPOSITION OF NET ASSETS
Capital paid in                                                                           $185,400
Overdistributed net investment income                                                          (77)
Accumulated net realized loss                                                               (3,606)
Net unrealized appreciation on:
  Investments                                                                               11,671
  Open futures contracts                                                                       198
                                                                                   ---------------
                                                                                          $193,586
                                                                                   ===============
(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                                                 23

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                            $6,413

EXPENSES
Management fee                                                         $  551
Service fee                                                               246
Distribution fee - Class B                                                525
Distribution fee - Class C                                                  2
Transfer agent                                                            147
Bookkeeping fee                                                            39
Trustees fee                                                                8
Custodian fee                                                               3
Audit fee                                                                  15
Legal fee                                                                  16
Registration fee                                                           21
Reports to shareholders                                                     5
Other                                                                       7        1,585
                                                                       ------       ------
       Net Investment Income                                                         4,828
                                                                                    ------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                                            2,218
 Closed futures contracts                                                 190
                                                                       ------
     Net Realized Gain                                                               2,408
Net unrealized appreciation
 during the period on:
 Investments                                                              746
 Open futures contracts                                                   134
                                                                       ------
   Net Unrealized Appreciation                                                         880
                                                                                    ------
       Net Gain                                                                      3,288
                                                                                    ------
Increase in Net Assets from Operations                                              $8,116
                                                                                    ======



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                                  Six months       Year ended
(in thousands)                                    ended May 31     November 30
                                                   ---------        ---------
INCREASE (DECREASE) IN NET ASSETS                    1998            1997 (a)
Operations:
Net investment income                              $   4,828        $   9,982
Net realized gain (loss)                               2,408           (1,550)
Net unrealized appreciation                              880            5,265
                                                   ---------        ---------
    Net Increase from Operations                       8,116           13,697
Distributions:
From net investment income - Class A                  (1,526)          (2,677)
In excess of net investment income - Class A            --                (29)
From net investment income - Class B                  (3,280)          (7,352)
In excess of net investment income - Class B            --                (80)
From net investment income - Class C                     (13)              (4)
In excess of net investment income - Class C            --               --
                                                   ---------        ---------
                                                       3,297            3,555
                                                   ---------        ---------
Fund Share Transactions:
Receipts for shares sold - Class A                     9,151           21,128
Value of distributions reinvested - Class A              639            1,026
Cost of shares repurchased - Class A                  (5,083)          (7,723)
                                                   ---------        ---------
                                                       4,707           14,431
                                                   ---------        ---------
Receipts for shares sold - Class B                     9,116           27,096
Value of distributions reinvested - Class B            1,417            3,211
Cost of shares repurchased - Class B                 (20,892)         (35,777)
                                                   ---------        ---------
                                                     (10,359)          (5,470)
                                                   ---------        ---------
Receipts for shares sold - Class C                       607              354
Value of distributions reinvested - Class C                7                2
Cost of shares repurchased - Class C                    (148)             (17)
                                                   ---------        ---------
                                                         466              339
                                                   ---------        ---------
    Net Increase (Decrease) from Fund Share
      Transactions                                    (5,186)           9,300
                                                   ---------        ---------
        Total Increase (Decrease)                     (1,889)          12,855
NET ASSETS
Beginning of period                                  195,475          182,620
                                                   ---------        ---------
End of period (net of overdistributed
net investment income of $77 and $93,
respectively)                                      $ 193,586        $ 195,475
                                                   =========        =========


(a) Class C shares were initially offered on August 1, 1997. See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                         (Unaudited)
                                                          Six months           Year ended
                                                          ended May 31             November 30
                                                        ------------------   ------------------
NUMBER OF FUND SHARES                                        1998               1997 (a)
Sold - Class A                                                        872                2,087
Issued for distributions reinvested - Class A                          61                  101
Repurchased - Class A                                                (485)                (761)
                                                        ------------------   ------------------
                                                                      448                1,427
                                                        ------------------   ------------------
Sold - Class B                                                        869                2,678
Issued for distributions reinvested - Class B                         135                  316
Repurchased - Class B                                              (1,992)              (3,529)
                                                        ------------------   ------------------
                                                                     (988)                (535)
                                                        ------------------   ------------------
Sold - Class C                                                         58                   35
Issued for distributions reinvested - Class C                           1                   (b)
Repurchased - Class C                                                 (14)                  (2)
                                                        ------------------   ------------------
                                                                       45                   33
                                                        ------------------   ------------------


(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.
See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1998 (UNAUDITED)


        NOTE 1. INTERIM FINANCIAL STATEMENTS

        In the opinion of management of Colonial High Yield Municipal Fund (the
        Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

        NOTE 2. ACCOUNTING POLICIES

        ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium-to-lower-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

        SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

        Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

        Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

        Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

                   Notes to Financial Statements/May 31, 1998

        NOTE 2.  ACCOUNTING POLICIES - CONT.

        Security transactions are accounted for on the date the securities are purchased, sold or mature.

        Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

        The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

        DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

        Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

        FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

        INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

        DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

        The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

        NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

        MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Colonial

                   Notes to Financial Statements/May 31, 1998


        Tax-Exempt Fund and Colonial Tax-Exempt Insured Fund as follows:

            Average Net Assets                                  Annual Fee Rate
            ------------------                                  ---------------
             First $1 billion                                         0.60%
              Next $2 billion                                         0.55%
              Next $1 billion                                         0.50%
              Over $4 billion                                         0.45%

        BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

        TRANSFER AGENT FEE: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

        Effective January 1, 1997 and continuing through calendar year 1997, the Transfer Agent fee was reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

        UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended May 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $14,762 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $244,623 and $397 on Class B and Class C share redemptions respectively.

        The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75%, annually, of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

        The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

        OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

        The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                   Notes to Financial Statements/May 31, 1998

        NOTE 4.  PORTFOLIO INFORMATION

        Investment activity: During the six months ended May 31, 1998, purchases and sales of investments, other than short-term obligations were $32,887,231 and $36,619,323, respectively.

        Unrealized appreciation (depreciation) at May 31, 1998, based on cost of investments for federal income tax purposes was:

                        Gross unrealized appreciation                $    13,598,109
                        Gross unrealized depreciation                     (1,944,792)
                                                                     ---------------
                                Net unrealized appreciation          $    11,653,317
                                                                     ===============


        CAPITAL LOSS CARRYFORWARDS: At November 30, 1997, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                          Year of                              Capital loss
                         expiration                            carryforward
                         ----------                            ------------
                           1998                                   $ 590,000
                           1999                                     364,000
                           2000                                     302,000
                           2002                                   1,731,000
                           2003                                   2,383,000
                           2005                                   1,526,000
                                                               ------------
                                                                $ 6,896,000
                                                               ============

        The loss carryforwards expiring in 1998 and 1999 were acquired in the merger with Colonial VIP High Yield Municipal Bond Fund.

        Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

        To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

        OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

        The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

        The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities,

                   Notes to Financial Statements/May 31, 1998


        (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

        NOTE 5.  LINE OF CREDIT

        The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
        (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 1998.

                              FINANCIAL HIGHLIGHTS



     Selected data for a share of each class outstanding throughout each period are as follows:

                                                                               (Unaudited)
                                                                           Six months ended May 31
                                                                ---------------------------------------------
                                                                                  1998
                                                                 Class A          Class B          Class C
     Net asset value -                                          ---------       -----------       -----------

        Beginning of period                                     $10.340         $   10.340        $  10.340
                                                                -------         ----------        ---------
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                        0.286              0.247            0.255(b)
     Net realized and
      unrealized gain                                             0.169              0.169            0.169
                                                                -------         ----------        ---------
       Total from Investment
           Operations                                             0.455              0.416            0.424
                                                                -------         ----------        ---------
     LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
     From net investment
      income                                                     (0.285)            (0.246)          (0.254)
     In excess of net
      investment income                                               -                  -                -
                                                                -------         ----------        ---------
       Total Distributions Declared
           to Shareholders                                       (0.285)            (0.246)          (0.254)
                                                                -------         ----------        ---------
     Net asset value -
       End of period                                            $10.510         $   10.510        $  10.510
                                                                =======         ==========        =========
     Total return (d)                                              4.44%(e)           4.05%(e)         4.13%(e)
                                                                =======         ==========        =========
     RATIOS TO AVERAGE NET ASSETS
     Expenses (f)                                                  1.08%(g)           1.83%(g)         1.68%(b)(g)
     Net investment income (f)                                     5.44%(g)           4.69%(g)         4.84%(b)(g)
     Portfolio turnover                                              17%(e)             17%(e)           17%(e)
     Net assets at end
      of period (000)                                           $58,459         $  134,313         $    814


     (a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

     (b) Net of fees waived by the Distributor which amounted to $0.016 per share and 0.15% (annualized).

     (c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

     (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

     (e) Not annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


                           Year ended November 30
               -----------------------------------------------
                                 1997
                Class A        Class B          Class C (a)
               --------       --------          -----------

               $ 10.160       $  10.160         $    10.320
               --------       ---------         -----------
                  0.592           0.516               0.176

                  0.188           0.188               0.018 (c)
               ========       =========         ===========
                  0.780           0.704               0.194
               ========       =========         ===========

                 (0.594)         (0.518)             (0.174)

                 (0.006)         (0.006)                  -
               --------       ---------         -----------
                 (0.600)         (0.524)             (0.174)
               --------       ---------         -----------
               $ 10.340       $  10.340          $   10.340
               ========       =========         ===========
                   7.95%           7.15%               1.90% (e)
               ========       =========         ===========

                   1.11%           1.86%               1.72% (g)
                   5.83%           5.08%               5.14% (g)
                     23%             23%                 23%

               $ 52,847       $ 142,287          $      341

     (f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

     (g) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


 Selected data for a share of each class outstanding throughout each period are as follows:


                                                                          Year ended November 30
                                                       ----------------------------------------------------------
                                                                  1996                             1995
                                                       Class A           Class B         Class A          Class B
                                                       -------           -------         -------          -------
 Net asset value -
    Beginning of period                              $  10.230         $  10.230        $  9.330        $   9.330
                                                     ---------         ---------        --------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                   0.624             0.548           0.656            0.583
 Net realized and
  unrealized gain (loss)                                (0.051)           (0.051)          0.912            0.912
                                                     ---------         ---------        --------        ---------
   Total from Investment
       Operations                                        0.573             0.497           1.568            1.495
                                                     ---------         ---------        --------        ---------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment
  income                                                (0.643)           (0.567)         (0.668)          (0.595)
                                                     ---------         ---------        --------       ----------
 Net asset value -
   End of period                                     $  10.160         $  10.160        $ 10.230        $  10.230
                                                     =========         =========        ========        =========
 Total return (b)                                         5.86%             5.07%          17.28%           16.42%
                                                     =========         =========        ========        =========

 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                 1.10%(d)          1.85%(d)        1.17%(d)         1.92%(d)
 Net investment income                                    6.19%(d)          5.44%(d)        6.67%(d)         5.92%(d)
 Portfolio turnover                                          8%                8%             26%              26%
 Net assets at end
  of period (000)                                    $  37,420         $ 145,200        $ 17,997        $ 137,893



  (a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.

  (b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

  (c) Not annualized.

  (d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.

  (e) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

                          Year ended November 30
             --------------------------------------------
                          1994             1993
             Class A (a)         Class B          Class B
             -----------         -------          -------
             $   9.800         $  10.320        $ 10.070
             ---------         ---------        --------
                 0.188             0.605           0.609

                (0.496)           (1.016)          0.277
             ---------         ---------        --------

                (0.308)           (0.411)          0.886
             ---------         ---------        --------

                (0.162)           (0.579)         (0.636)
             ---------         ---------        --------

             $   9.330         $   9.330        $ 10.320
             =========         =========        ========
                 (3.15%)(c)        (4.10%)          9.00%
             =========         =========        ========


                  1.15%(e)          1.90%           1.94%
                  7.19%(e)          6.44%           5.95%
                    25%               25%             31%

             $   6,027         $ 113,549        $120,523


                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES (1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Fund Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY (1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.



(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FUNDS DISTRIBUTOR INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information............... press 1

For account information ............................................... press 2

To speak to a service representative .................................. press 3

For yield and total return information ................................ press 4

For duplicate statements or new supply of checks ...................... press 5

To order duplicate tax forms and year-end statements .................. press 6
(February through May)

To review your options at any time during your call ................... press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Yield Municipal Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial High Yield Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of our performance update.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)



[LIBERTY LOGO] LIBERTY (C) 1998

COLONIAL FUNDS - STEIN ROE ADVISOR FUNDS - NEWPORT FUNDS
Liberty Funds Distributor, Inc. (C) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

                                                   HM-03/401F-0598 (7/98) 98/691